Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 55,217	$ 157,697	$ 173,871
Adjustments for:
Interest income	(18,919)	(20,192)	(16,256)
Finance costs	13,425	8,199	859
Depreciation of property, plant and equipment	6,730	1,766	12
Amortization of intangible assets	115	857	726
Dividend income	(8,681)	(9,935)	(6,412)
Gain on disposed financial assets at fair value through profit or loss and settled derivative financial assets		(123,634)	(22,106)
Gain from a bargain purchase		(4,469)	(4,848)
Gain on disposal of subsidiaries	(24,757)	(64,328)	(14,750)
Net fair value changes on financial assets at fair value through profit or loss (except derivative financial assets)	(26,389)	40,899	20,609
Net fair value changes on derivative financial assets			(61,897)
Net fair value changes on derivative financial liability			(1,704)
Share of losses of joint ventures	559	2,335
Impairment losses under expected credit loss model on financial assets		4,988	501
Operating cash flows before changes in working capital	(2,700)	(5,817)	68,605
(Increase)/decrease in accounts receivable	(4,113)	10,668	(29,225)
(Increase)/decrease in prepayments, deposits and other receivables	(1,352)	5,326	11,489
Increase/(decrease) in other payables and accruals	1,159	15,570	(11,432)
(Increase)/decrease in restricted cash	(72)	280	65
Increase/(decrease) in provisions	142	(355)	(95)
Changes in accounts payable and other assets	1,603	(1,156)	7,736
Payment of operating lease liabilities	(280)	(81)
Cash (used in)/generated from operations	(5,613)	24,435	47,143
Profits tax paid		(1,605)	(30,992)
Dividend received	8,681	9,935	6,412
Interest received	2,091	7,213	4,058
Net cash generated from operating activities	5,159	39,978	26,621
CASH FLOWS FROM INVESTING ACTIVITIES
Addition to property, plant and equipment	(8)	(72)	(2)
Addition to financial assets at fair value through profit or loss	(7,228)	(1,591)	(4,806)
Increase in amount due from immediate holding company	(41,422)	(404,364)	(68,723)
Acquisition of subsidiaries, net of cash acquired	4,273	1,347	13,326
Net cash outflow from disposal of subsidiaries	(953)	(514)	(18,473)
Acquisition of additional interests in subsidiaries		(1,647)
Collection of consideration receivable		90,687
Amount received from former subsidiaries		23,860
Amount received from a non-controlling shareholder of a subsidiary		20,000
Amount received from amounts due from joint ventures		6,515
Advance to a non-controlling shareholder of a subsidiary		(1,561)
Receipt of returns from movie income right investments			2,680
Proceeds from disposal of financial assets at fair value through profit or loss		373	2,047
Net cash used in investing activities	(45,338)	(266,967)	(73,951)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares		93,600	25,041
Proceeds from issuance of shares of a subsidiary		100,000	139,149
Repayment of bank borrowings	(16,757)	(396)	(29,895)
Repayment to non-controlling shareholder of a subsidiary	(15,675)
Proceeds from bank borrowings	33,000	25,000
Distribution to perpetual securities holders	(4,305)	(2,796)	(15,853)
Finance costs paid	(13,603)	(6,060)	(803)
Net cash flows (used in)/generated from financing activities	(17,340)	209,348	117,639
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(57,519)	(17,641)	70,309
Cash and cash equivalents at beginning of year	120,234	138,297	67,494
Effect of foreign exchange rate change, net	157	(422)	494
CASH AND CASH EQUIVALENTS AT END OF YEAR	62,872	120,234	138,297
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	$ 62,872	$ 120,234	$ 138,297